BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended	22 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022
Class A ordinary shares [Member]
Numerator:
Allocation of net income (loss)	$ 1,207,694	$ (284,122)	$ (821,655)	$ 221,059
Denominator:
Basic weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	19,687,130	28,407,000	19,687,130
Diluted weighted average ordinary shares outstanding (in shares)	28,407,000	28,407,000	19,687,130	28,407,000
Earnings per share, Basic	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01	$ (0.04)
Earnings per share, Diluted	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01
Class B ordinary shares [Member]
Numerator:
Allocation of net income (loss)	$ 292,284	$ (68,763)	$ (278,926)	$ 53,500
Denominator:
Basic weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,683,149	6,875,000	6,683,149
Diluted weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,683,149	6,875,000
Earnings per share, Basic	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01	$ (0.04)
Earnings per share, Diluted	$ 0.04	$ (0.01)	$ (0.04)	$ 0.01